Outstanding Claims (Details) - Schedule of movement in outstanding claims - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross [Member]
Schedule of movement in outstanding claims [Abstract]
Reported claims		$ 306,946	$ 312,334	$ 292,722
Claims incurred but not reported		268,953	179,921	120,331
Total movement in outstanding claims		575,899	492,255	413,053
Claims paid		(176,608)	(119,722)	(134,761)
Provided during the year related to current accident year	[1]	273,738	257,233	225,950
(Released) provided during the year related to previous accident years	[1]	(38,459)	(53,867)	(11,987)
Total movement in outstanding claims	[1]	235,279	203,366	213,963
At the end of the year		634,570	575,899	492,255
Reported claims		308,591	306,946	312,334
Claims incurred but not reported		325,979	268,953	179,921
Total movement in outstanding claims		634,570	575,899	492,255
Reinsurers' share [Member]
Schedule of movement in outstanding claims [Abstract]
Reported claims		(120,323)	(160,373)	(163,191)
Claims incurred but not reported		(61,925)	(27,112)	(13,021)
Total movement in outstanding claims		(182,248)	(187,485)	(176,212)
Claims paid		71,004	32,411	51,018
Provided during the year related to current accident year	[1]	(75,556)	(64,926)	(68,135)
(Released) provided during the year related to previous accident years	[1]	(2,023)	37,752	5,844
Total movement in outstanding claims	[1]	(77,579)	(27,174)	(62,291)
At the end of the year		(188,823)	(182,248)	(187,485)
Reported claims		(102,004)	(120,323)	(160,373)
Claims incurred but not reported		(86,819)	(61,925)	(27,112)
Total movement in outstanding claims		(188,823)	(182,248)	(187,485)
Net [Member]
Schedule of movement in outstanding claims [Abstract]
Reported claims		186,623	151,961	129,531
Claims incurred but not reported		207,028	152,809	107,310
Total movement in outstanding claims		393,651	304,770	236,841
Claims paid		(105,604)	(87,311)	(83,743)
Provided during the year related to current accident year	[1]	198,182	192,307	157,815
(Released) provided during the year related to previous accident years	[1]	(40,482)	(16,115)	(6,143)
Total movement in outstanding claims	[1]	157,700	176,192	151,672
At the end of the year		445,747	393,651	304,770
Reported claims		206,587	186,623	151,961
Claims incurred but not reported		239,160	207,028	152,809
Total movement in outstanding claims		$ 445,747	$ 393,651	$ 304,770

[1]	The net claims and claim adjustment expenses include foreign exchange gain of USD 25,431 thousand (2021: gain of USD 6,131 thousand) (2020: loss of USD 5,744 thousand).